Note 26 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	March 31, 2020	March 31, 2019
Salaries and benefits	$2,334	$2,493
Share-based compensation expense, net	625	1,163
	$2,959	$3,656